Deferred tax liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of deferred tax liabilities

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred taxes relate to the same tax authority. The movements in deferred tax, determined after appropriate offsetting, during the financial year are as follows:

	2024	2023
	USD	USD

As at 1 April	7,797	9,016
Credited to profit or loss (Note 26):
Property, plant and equipment	(7,414)	782
Exchange differences	(383)	(2,001)

As at 31 March	-	7,797